Warrant Liability (Details) - Schedule of assumptions to estimate the investors’ warrants		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Warrant Liability (Details) - Schedule of assumptions to estimate the investors’ warrants [Line Items]
Risk-free interest rate	[1]		0.19%
Expected volatility	[2]	67.52%
Dividend yield	[3]	0.00%	0.00%
Bottom of range [member]
Warrant Liability (Details) - Schedule of assumptions to estimate the investors’ warrants [Line Items]
Risk-free interest rate	[1]	1.48%
Expected volatility	[2]		60.83%
Contractual term life (in years)	[4]	1 month 17 days	7 months 17 days
Dividend yield	[3]
Top of range [member]
Warrant Liability (Details) - Schedule of assumptions to estimate the investors’ warrants [Line Items]
Risk-free interest rate	[1]	1.68%
Expected volatility	[2]		62.46%
Contractual term life (in years)	[4]	2 months 4 days	8 months 4 days
Dividend yield	[3]

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.
[3]	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.
[4]	Expected life - the expected life was based on the expiration date of the warrants.